SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

38.   SEGMENT REPORTING

Segment information is presented in respect of the Group’s business segments. The format is based on the Group’s management and internal reporting structure.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

(i)	Exploration and production, which explores and develops oil fields, produces crude oil and natural gas and sells such products to the refining segment of the Group and external customers.
(ii)	Refining, which processes and purifies crude oil, that is sourced from the exploration and production segment of the Group and external suppliers, and manufactures and sells petroleum products to the chemicals and marketing and distribution segments of the Group and external customers.
(iii)	Marketing and distribution, which owns and operates oil depots and service stations in the PRC, and distributes and sells refined petroleum products (mainly gasoline and diesel) in the PRC through wholesale and retail sales networks.
(iv)	Chemicals, which manufactures and sells petrochemical products, derivative petrochemical products and other chemical products mainly to external customers.
(v)	Corporate and others, which largely comprises the trading activities of the import and export companies of the Group and research and development undertaken by other subsidiaries.

The segments were determined primarily because the Group manages its exploration and production, refining, marketing and distribution, chemicals, and corporate and others businesses separately. The reportable segments are each managed separately because they manufacture and/or distribute distinct products with different production processes and due to their distinct operating and gross margin characteristics.

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities

The Group’s chief operating decision maker evaluates the performance and allocates resources to its operating segments on an operating profit basis, without considering the effects of finance costs or investment income. Inter-segment transfer pricing is based on the market price or cost plus an appropriate margin, as specified by the Group’s policy.

Assets and liabilities dedicated to a particular segment’s operations are included in that segment’s total assets and liabilities. Segment assets include all tangible and intangible assets, except for interest in associates and joint ventures, investments, deferred tax assets, cash and cash equivalents, time deposits with financial institutions and other unallocated assets. Segment liabilities exclude short-term debts, income tax payable, long-term debts, loans from Sinopec Group Company and fellow subsidiaries, deferred tax liabilities and other unallocated liabilities.

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

Information of the Group’s reportable segments is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sales of goods
Exploration and production
External sales	111,114	104,524	156,026
Inter-segment sales	89,315	57,513	87,298
	200,429	162,037	243,324
Refining
External sales	140,837	113,214	167,948
Inter-segment sales	1,077,436	826,219	1,212,455
	1,218,273	939,433	1,380,403
Marketing and distribution
External sales	1,393,557	1,062,447	1,367,605
Inter-segment sales	4,159	4,854	7,075
	1,397,716	1,067,301	1,374,680
Chemicals
External sales	429,367	322,169	424,774
Inter-segment sales	78,478	40,702	70,242
	507,845	362,871	495,016
Corporate and others
External sales	824,507	458,154	563,147
Inter-segment sales	654,337	430,073	732,356
	1,478,844	888,227	1,295,503
Elimination of inter-segment sales	(1,903,725)	(1,371,215)	(2,109,426)
Sales of goods	2,899,382	2,048,654	2,679,500

Other operating revenues
Exploration and production	10,283	5,718	6,674
Refining	5,460	4,633	5,161
Marketing and distribution	33,247	34,905	36,864
Chemicals	7,646	8,758	10,487
Corporate and others	1,850	2,056	2,198
Other operating revenues	58,486	56,070	61,384

Sales of goods and other operating revenues	2,957,868	2,104,724	2,740,884

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Result
Operating income / (loss)
By segment
- Exploration and production	9,284	(16,476)	4,685
- Refining	30,706	(5,525)	65,279
- Marketing and distribution	29,107	20,828	21,204
- Chemicals	17,395	10,818	11,106
- Corporate and others	64	(393)	(3,225)
- Elimination	(40)	4,417	(4,421)
Total segment operating income	86,516	13,669	94,628
Share of profit/(loss) from associates and joint ventures
- Exploration and production	3,167	2,117	2,783
- Refining	(640)	(2,516)	662
- Marketing and distribution	3,309	2,200	3,731
- Chemicals	4,611	1,723	11,323
- Corporate and others	2,330	3,188	4,754
Aggregate share of profits from associates and joint ventures	12,777	6,712	23,253
Investment income
- Exploration and production	(19)	13,118	55
- Refining	59	14,941	(10)
- Marketing and distribution	73	8,980	3
- Chemicals	578	(61)	(54)
- Corporate and others	228	766	304
Aggregate investment income	919	37,744	298
Net finance costs	(10,051)	(9,510)	(9,010)
Earnings before income tax	90,161	48,615	109,169

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Assets
Segment assets
- Exploration and production	410,950	354,024	371,100
- Refining	321,442	270,766	304,785
- Marketing and distribution	399,242	373,430	377,499
- Chemicals	186,028	190,789	222,803
- Corporate and others	131,686	118,458	133,961
Total segment assets	1,449,348	1,307,467	1,410,148

Interest in associates and joint ventures	152,204	188,342	209,179
Financial assets at fair value through other comprehensive income	1,521	1,525	767
Deferred tax assets	17,616	25,054	19,389
Cash and cash equivalents, time deposits with financial institutions	128,052	188,057	221,989
Other unallocated assets	16,961	28,451	27,783
Total assets	1,765,702	1,738,896	1,889,255

Liabilities
Segment liabilities
- Exploration and production	167,933	163,588	166,486
- Refining	122,371	136,980	146,763
- Marketing and distribution	226,531	234,309	228,826
- Chemicals	58,591	49,625	69,977
- Corporate and others	137,881	119,215	198,828
Total segment liabilities	713,307	703,717	810,880

Short-term debts	40,521	23,769	35,252
Income tax payable	3,267	6,586	4,809
Long-term debts	49,208	72,037	78,300
Loans from Sinopec Group Company and fellow subsidiaries	52,915	17,042	16,563
Deferred tax liabilities	6,809	8,124	7,910
Other unallocated liabilities	17,597	19,919	20,467
Total liabilities	883,624	851,194	974,181

38.   SEGMENT REPORTING (Continued)

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities (Continued)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Capital expenditure
Exploration and production	61,739	56,416	68,148
Refining	31,372	24,756	22,469
Marketing and distribution	29,566	25,403	21,897
Chemicals	23,551	28,217	51,648
Corporate and others	1,979	2,312	3,786
	148,207	137,104	167,948
Depreciation, depletion and amortization
Exploration and production	50,732	46,273	52,880
Refining	19,718	20,090	20,743
Marketing and distribution	21,572	23,196	23,071
Chemicals	14,755	14,830	16,093
Corporate and others	2,866	3,072	2,893
	109,643	107,461	115,680
Impairment losses on long-lived assets
Exploration and production	3	8,495	2,467
Refining	256	1,923	860
Marketing and distribution	80	536	1,211
Chemicals	17	3,675	5,332
Corporate and others	—	—	165
	356	14,629	10,035

(2)   Geographical information

The following tables set out information about the geographical information of the Group’s external sales and the Group’s non-current assets, excluding financial instruments and deferred tax assets. In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers, and segment assets are based on the geographical location of the assets.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
External sales
Mainland China	2,122,753	1,720,695	2,166,040
Singapore	505,672	215,846	278,024
Others	329,443	168,183	296,820
	2,957,868	2,104,724	2,740,884

	December31,
	2019	2020	2021
	RMB	RMB	RMB
Non-current assets
Mainland China	1,240,949	1,216,267	1,268,814
Others	52,705	36,782	40,551
	1,293,654	1,253,049	1,309,365